Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%		Shares	Value
Aerospace & Defense - 1.6%
General Dynamics Corp.		6,800	$1,853,544
Huntington Ingalls Industries, Inc.		20,200	4,121,608
			5,975,152

Air Freight & Logistics - 2.0%
FedEx Corp.		31,200	7,605,936

Automobile Components - 2.9%
Aptiv PLC (a)		66,100	3,932,950
Magna International, Inc.		210,900	7,168,491
			11,101,441

Automobiles - 2.7%
General Motors Co.		218,900	10,294,867

Banks - 11.6%
Bank of America Corp.		72,700	3,033,771
Citigroup, Inc.		202,688	14,388,821
Citizens Financial Group, Inc.		128,000	5,244,160
Truist Financial Corp.		69,800	2,872,270
US Bancorp		170,540	7,200,199
Wells Fargo & Co.		159,163	11,426,312
			44,165,533

Capital Markets - 3.5%
Bank of New York Mellon Corp.		58,500	4,906,395
Goldman Sachs Group, Inc.		1,500	819,435
State Street Corp.		84,800	7,592,144
			13,317,974

Chemicals - 1.8%
Olin Corp.		202,800	4,915,872
PPG Industries, Inc.		17,400	1,902,690
			6,818,562

Communications Equipment - 7.9%
F5, Inc. (a)		69,100	18,399,257
Telefonaktiebolaget LM Ericsson - ADR		1,514,800	11,754,848
			30,154,105

Consumer Finance - 0.8%
Capital One Financial Corp.		17,400	3,119,820

Electric Utilities - 2.1%
PPL Corp.		224,400	8,103,084

Electronic Equipment, Instruments & Components - 1.7%
Corning, Inc.		40,200	1,840,356
TE Connectivity PLC		31,200	4,409,184
			6,249,540

Energy Equipment & Services - 4.2%
Baker Hughes Co.		80,500	3,537,975
NOV, Inc.		565,300	8,603,866
Schlumberger NV		94,900	3,966,820
			16,108,661

Entertainment - 1.0%
Warner Bros Discovery, Inc. (a)		353,200	3,789,836

Financial Services - 4.7%
Corebridge Financial, Inc.		123,100	3,886,267
Euronet Worldwide, Inc. (a)		48,100	5,139,485
Fidelity National Information Services, Inc.		119,100	8,894,388
			17,920,140

Food Products - 3.1%
Conagra Brands, Inc.		91,500	2,440,305
General Mills, Inc.		33,300	1,991,007
Kraft Heinz Co.		243,600	7,412,748
			11,844,060

Ground Transportation - 1.1%
Norfolk Southern Corp.		16,800	3,979,080

Health Care Equipment & Supplies - 5.3%
GE HealthCare Technologies, Inc.		87,962	7,099,413
Medtronic PLC		100,500	9,030,930
Zimmer Biomet Holdings, Inc.		35,000	3,961,300
			20,091,643

Health Care Providers & Services - 9.5%
Cigna Group		13,300	4,375,700
CVS Health Corp.		126,430	8,565,632
Elevance Health, Inc.		28,700	12,483,352
HCA Healthcare, Inc.		15,700	5,425,135
Humana, Inc.		19,500	5,159,700
			36,009,519

Insurance - 4.7%
American International Group, Inc.		145,000	12,606,300
Hartford Insurance Group, Inc.		43,300	5,357,509
			17,963,809

Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A		36,080	5,579,411

IT Services - 1.1%
Amdocs Ltd.		46,200	4,227,300

Machinery - 5.1%
CNH Industrial NV		365,400	4,487,112
Cummins, Inc.		23,000	7,209,120
PACCAR, Inc.		34,450	3,354,396
Stanley Black & Decker, Inc.		56,000	4,305,280
			19,355,908

Media - 4.7%
Comcast Corp. - Class A		318,500	11,752,650
Paramount Global - Class B (b)		190,400	2,277,184
WPP PLC - ADR		105,100	3,989,596
			18,019,430

Multi-Utilities - 2.4%
Dominion Energy, Inc.		161,700	9,066,519

Oil, Gas & Consumable Fuels - 8.5%
APA Corp.		571,200	12,006,624
ConocoPhillips		36,695	3,853,709
Murphy Oil Corp.		73,670	2,092,228
Ovintiv, Inc.		135,280	5,789,984
Shell PLC - ADR		116,372	8,527,740
			32,270,285

Personal Care Products - 1.4%
Unilever PLC - ADR		87,600	5,216,580

Pharmaceuticals - 1.8%
GSK PLC - ADR		115,340	4,468,272
Sanofi SA - ADR		39,000	2,162,940
			6,631,212
TOTAL COMMON STOCKS (Cost $310,243,302)			374,979,407

SHORT-TERM INVESTMENTS - 3.9%			Value
Investments Purchased with Proceeds from Securities Lending - 2.5%		Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (c)		1,685,040	1,685,040

Time Deposits - 1.4%		Par
Citigroup, Inc., 1.35%, 04/01/2025 (d)	EUR	17	19
Royal Bank of Canada, 3.68%, 04/01/2025 (d)		4,963,787	4,963,787
			4,963,806
TOTAL SHORT-TERM INVESTMENTS (Cost $6,648,844)			6,648,846

TOTAL INVESTMENTS - 102.6% (Cost $316,892,146)			381,628,253
Liabilities in Excess of Other Assets - (2.6)%			(1,841,973)
TOTAL NET ASSETS - 100.0%			$379,786,280
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt EUR - Euro
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $1,650,768 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley Large Cap Fundamental Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$374,979,407	$–	$–	$374,979,407
Investments Purchased with Proceeds from Securities Lending	1,685,040	–	–	1,685,040
Time Deposits	–	4,963,806	–	4,963,806
Total Investments	$376,664,447	$4,963,806	$–	$381,628,253

Refer to the Schedule of Investments for further disaggregation of investment categories.